RELATED PARTY TRANSACTIONS - Controlling Interest (Details) - Julio Patricio Supervielle [member]	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Capital interest	29.86%	35.12%
Vote's interest	29.86%	35.12%